American Beacon Small Cap Index Fund
American Beacon International Equity Index Fund

Supplement dated July 16, 2014
to the
Prospectus dated April 30, 2014

The information below supplements the Fund’s Prospectus dated April 30, 2014, and is in addition to any other supplement(s):

American Beacon Small Cap Index Fund

In the “Fees and Expenses of the Fund” section, the fee table and expense example are replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)1

Share class
Institutional
Management fees	0.01%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.16%
Acquired Fund Fees and Expenses	0.06%
Total annual fund operating expenses	0.23%

1
The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of the Small Cap Index Series (“Portfolio”) of the Quantitative Master Series LLC.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
Institutional	$24	$75	$130	$294

American Beacon International Equity Index Fund

In the “Fees and Expenses of the Fund” section, the fee table and expense example are replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)1

Share class
Institutional
Management fees	0.01%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.20%
Total annual fund operating expenses	0.21%

1
The fees and expenses and the example shown in the table that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of the Master International Index Series (“Portfolio”) of the Quantitative Master Series LLC.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time  periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
Institutional	$22	$69	$120	$269

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE